Government Grant Liabilities	9 Months Ended
Jun. 30, 2024
Government Grant Liabilities [Abstract]
Government grant liabilities

8.      Government grant liabilities

$
Balance, as at September 30, 2023	1,468,296
Accretion interest expense	198,033
Foreign exchange loss (gain)	(11,734)
Balance, as at June 30, 2024	1,654,595
Current	575,833
Non-current	1,078,762